Income Taxes - Schedule of Operating Loss Carryforward (Details) - Tax Year 2023 $ in Thousands	Dec. 31, 2022 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 14,396
France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 14,396